UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     May 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $734,301 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    42268  2750000 SH       SOLE                  2750000        0        0
ALCON INC                      COM SHS          H01301102    23182   255000 SH       SOLE                   255000        0        0
AXSYS TECHNOLOGIES INC         COM              054615109     4204   100000 SH       SOLE                   100000        0        0
BLOCK H & R INC                COM              093671105    20009  1100000 SH       SOLE                  1100000        0        0
CONAGRA FOODS INC              COM              205887102    32897  1950000 SH       SOLE                  1950000        0        0
COVIDIEN LTD                   COM              G2552X108    21941   660102 SH       SOLE                   660102        0        0
CROWN HOLDINGS INC             COM              228368106    10229   450000 SH       SOLE                   450000        0        0
DIRECTV GROUP INC              COM              25459L106    50138  2200000 SH       SOLE                  2200000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103     1082    50000 SH       SOLE                    50000        0        0
EQUIFAX INC                    COM              294429105     9169   375000 SH       SOLE                   375000        0        0
FISERV INC                     COM              337738108    43752  1200000 SH       SOLE                  1200000        0        0
GATX CORP                      COM              361448103     3540   175000 SH       SOLE                   175000        0        0
HEWITT ASSOCS INC              COM              42822Q100    55056  1850000 SH       SOLE                  1850000        0        0
ILLINOIS TOOL WKS INC          COM              452308109      309    10000 SH       SOLE                    10000        0        0
MCDERMOTT INTL INC             COM              580037109    33475  2500000 SH       SOLE                  2500000        0        0
MF GLOBAL LTD                  SHS              G60642108    14435  3412500 SH       SOLE                  3412500        0        0
MICROSOFT CORP                 COM              594918104     4593   250000 SH       SOLE                   250000        0        0
MOLSON COORS BREWING CO        CL B             60871R209    46278  1350000 SH       SOLE                  1350000        0        0
NASDAQ OMX GROUP INC           COM              631103108     9300   475000 SH       SOLE                   475000        0        0
NBTY INC                       COM              628782104    17600  1250000 SH       SOLE                  1250000        0        0
NYSE EURONEXT                  COM              629491101    25418  1420000 SH       SOLE                  1420000        0        0
PFIZER INC                     COM              717081103    47330  3475000 SH       SOLE                  3475000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    20348  1180966 SH       SOLE                  1180966        0        0
SMUCKER J M CO                 COM NEW          832696405    69359  1861000 SH       SOLE                  1861000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    32103   900000 SH       SOLE                   900000        0        0
TYCO INTL LTD                  SHS              H89128104    47142  2410104 SH       SOLE                  2410104        0        0
URBAN OUTFITTERS INC           COM              917047102     3929   240000 SH       SOLE                   240000        0        0
WESTERN UN CO                  COM              959802109    31425  2500000 SH       SOLE                  2500000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    13790   725000 SH       SOLE                   725000        0        0